Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (370)	¥ (1,188)	¥ 1,977
Fair value hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	76	4,072	1,986
Gains (losses) recognized in income on hedged item	(120)	(4,337)	(2,217)
Fair value hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(8,828)	972	8,765
Gains (losses) recognized in income on hedged item	8,828	(972)	(8,765)
Fair value hedges | Foreign currency swap agreements | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(2,352)	227	4,297
Gains (losses) recognized in income on hedged item	2,349	(227)	(4,297)
Fair value hedges | Foreign Exchange Long Term Debt | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	172	69	1,193
Gains (losses) recognized in income on hedged item	(172)	(69)	(1,193)
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	8	23	34
Trading derivatives or derivatives not designated as hedging instruments | Foreign exchange contracts | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(236)	615	(245)
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		24	(10)
Trading derivatives or derivatives not designated as hedging instruments | Future | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(504)	(1,056)	1,897
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	344	(92)	(675)
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	992	137	660
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(249)	(489)	598
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	6	44	313
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(1,546)	(526)	526
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	73	(696)	(291)
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	960	(409)	(2,623)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(69)	0	0
Cash flow hedges | Foreign currency swap agreements | Interest on loans and investment securities/Interest expense/Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(1,231)	1,031	(383)
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(11,524)	(1,198)	(4,468)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Hedges of net investment in foreign operations | Foreign exchange contracts | Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	1,425	0	39
Hedges of net investment in foreign operations | Debt Loans and Bonds in Local Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(19,637)	1,348	3,711
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	3,464	0	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	¥ 0	¥ 0	¥ 0